Eaton Vance Management

Two International Place

Boston, MA  02110

(617)482-8260

www.eatonvance.com

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Variable Trust (the “Registrant”) (1933 Act File No. 333-44010) certifies (a) that the form of prospectus and statement of additional information dated September 15, 2014 used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 27 (“Amendment No. 27”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 27 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-14-001281)  on September 15,  2014:

Eaton Vance VT Bond Fund

EATON VANCE VARIABLE TRUST

By: /s/ Maureen A. Gemma

        Maureen A. Gemma

        Secretary

Date: September 18, 2014